Balance Sheet Items (Tables)	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment
Details of our significant balance sheet line items consisted of the following:

Property and equipment	March 31,	December 31,
	2013	2012
	(in thousands)
Buildings and fixtures	$9,258	$8,806
Computer and telecommunication hardware	9,754	9,457
Office equipment	4,131	2,554
Total cost	23,143	20,817
Less: accumulated depreciation	(11,139)	(7,744)
Property and equipment, net	$12,004	$13,073

Schedule of Accrued Liabilities

Accrued liabilities	March 31,	December 31,
	2013	2012
	(in thousands)
Professional fees	$5,206	$5,764
Employee related accruals	19,013	23,963
Accrued third-party costs	56,540	58,264
Other	7,425	9,383
Total accrued liabilities	$88,184	$97,374